EQUITY (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of shares, Outstanding at beginning of year	26,500
Number of shares, Granted	63,500
Number of shares, Forfeited	(10,000)
Number of shares, Warrants outstanding at end of year	80,000
Number of shares, Warrants exercisable at end of year	13,500
Weighted average exercise price, Outstanding at beginning of year	$ 4.12
Weighted average exercise price, Granted	$ 4.36
Weighted average exercise price, Forfeited	$ 3.65
Weighted average exercise price, Warrants outstanding at end of year	$ 4.37
Weighted average exercise price, Warrants exercisable at end of year	$ 4.52